Consolidated Statements of Cash Flows	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Statement of Cash Flows [Abstract]
Net income (loss)	$ 12,137,252	$ 6,551,259	$ (265,241)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	5,392,567	439,279	27,852
Amortization of operating lease right-of-use assets	323,079	184,427	151,863
Provision for credit losses, net of recovery	866,556	1,204,551	(16,084)
Change in fair value of warrant liability	(6,827,034)
Issuance costs allocated to warrant liability	823,846
Stock-based compensation	3,825,000
Changes in operating assets and liabilities:
Accounts receivable, net	1,888,855	(1,684,402)	3,565,011
Accounts receivable – related party		301,136	(324,116)
Advances to vendors	(3,608,902)	(766,921)	(3,356,195)
Prepaid expenses and other current assets	986,416	1,518,313	(16,901)
Prepaid expenses and other noncurrent assets	(59,151)	(65,892)	61,142
Accounts payable	643,771	(411,037)	(1,823,331)
Advances from customers	3,387,647	(809,364)	738,642
Advances from customers - related party	(19,154)
Amounts due to related parties, current	49,070
Taxes payable	408,233	1,129,748	29,585
Accrued expenses and other liabilities	(1,848,968)	(1,549,218)	281,003
Gain on short-term investments received	36,360
Lease liabilities	(296,745)	(265,773)	(190,457)
Net cash provided by (used in) operating activities	18,108,698	5,776,106	(1,137,227)
Cash flows from investing activities
Purchase of property and equipment	(5,552)	(9,782)	(28,839)
Purchase of intangible assets	(36,564,875)	(7,156,636)
Purchase of short-term investments		(750,000)
Cash received from investment recovery	750,000
Purchases of long-term investments	(277,589)
Collection of loans to related parties		184,311
Loans to third parties	(15,278,951)	(2,400,000)
Loans to related party			(198,376)
Collection of loans to third parties	16,677,508	2,400,000	61,039
Net cash used in investing activities	(34,699,459)	(7,732,107)	(166,176)
Cash flows from financing activities
Borrowings from third parties		(217,629)	234,237
Repayments of third parties loans		23,393	(1,243,667)
Proceeds from short-term bank loans	7,286,708	2,526,658	1,785,143
Repayments of short-term bank loans	(4,502,996)	(1,545,149)	(1,174,487)
Deferred offering cost		(70,867)	(131,634)
Capital contributions		10,923,053	2,000,000
Net proceeds from issuance of initial public offering	5,198,388
Net proceeds from issuance of ordinary shares and warrant with a private placement	8,939,998
Net cash provided by financing activities	16,922,098	11,639,459	1,469,592
Effect of foreign exchange rate on cash	299,643	(381,942)	(118,819)
Net increase in cash	630,980	9,301,516	47,370
Cash and restricted cash the beginning of the year	10,437,580	1,136,064	1,088,694
Cash and restricted cash the end of the year	11,068,560	10,437,580	1,136,064
Supplemental disclosures of cash flow information:
Income taxes paid	37,149	258
Interest paid	195,331	126,206	74,888
Non-cash transactions of investing and financing activities:
Initial Recognition of right-of-use assets		1,022,582
Initial recognition of warrant liabilities	7,772,140
Liability extinguished upon exercise of warrants	945,106
Initial issuance cost of warrants allocated to equity	236,155
Deferred offering costs directly charged to equity	$ 198,546